Average Annual Total Returns - Delaware Wealth Builder Fund	60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 1 year	60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 5 years	60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years	Class R 1 year	Class R 5 years	Class R 10 years
Total	15.89%	12.81%	11.24%	11.09%	6.27%	7.78%	8.78%	4.81%	6.66%	7.24%	4.48%	5.95%	15.95%	6.72%	7.60%	17.60%	7.26%	8.15%	18.13%	7.79%	8.68%